Company Financial Information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Corporate-owned life insurance	$ 4,857	$ 4,789
Other assets	23,029	20,954
Total assets	371,758	333,469
Long-term debt	27,979	24,463
Total liabilities	330,012	293,889
Shareholders’ equity	41,251	38,811
Total liabilities, temporary equity and permanent equity	371,758	333,469
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	1,301	9,117
Securities	40	1,693
Loans, net of allowance	0	7
Investment in and advances to subsidiaries and associated companies:	70,627	59,401
Corporate-owned life insurance	756	744
Other assets	1,135	885
Total assets	73,859	71,847
Deferred compensation	476	464
Affiliate borrowings	3,177	7,107
Other liabilities	1,373	1,445
Long-term debt	27,582	24,020
Total liabilities	32,608	33,036
Shareholders’ equity	41,251	38,811
Total liabilities, temporary equity and permanent equity	73,859	71,847
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	32,967	32,771
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	$ 37,660	$ 26,630